Loss Per Share - Schedule of Antidilutive Common Stock Equivalents (Details) - DIAMIR BIOSCIENCES CORP. [Member] - shares	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	441,750	511,950	511,950	511,950
Restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	88,000	88,000	88,000	88,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		29,336		29,336